Note 3 - Inventories (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	September 30, 2018	September 30, 2017
New:
Cable TV	$12,594,138	$14,014,188
Telco	1,371,545	554,034
Refurbished and used:
Cable TV	2,981,413	3,197,426
Telco	6,905,946	7,507,460
Allowance for excess and obsolete inventory:
Cable TV	(4,150,000)	(2,300,000)
Telco	(815,000)	(639,288)

Total inventories	$18,888,042	$22,333,820